Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Reimbursement payables	1,395	1,240	170
Deferred income	100	200	27
Social welfare payables	278	346	47
Deposit	10	99	14
Maintenance fee payables	258	455	62
Deferred IPO expenses	—	2,721	373
Others	841	556	76
	2,882	5,617	769